UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23008

 NAME OF REGISTRANT:                     Bond Portfolio II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


Bond Portfolio II
--------------------------------------------------------------------------------------------------------------------------
 CLIFFS NATURAL RESOURCES INC.                                                               Agenda Number:  934174549
--------------------------------------------------------------------------------------------------------------------------
        Security:  18683K408
    Meeting Type:  Annual
    Meeting Date:  19-May-2015
          Ticker:  CLV
            ISIN:  US18683K4085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: J.T. BALDWIN                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: R.P. FISHER, JR.                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: L. GONCALVES                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: S.M. GREEN                          Mgmt          For                            For

1E     ELECTION OF DIRECTOR: J.A. RUTKOWSKI, JR.                 Mgmt          For                            For

1F     ELECTION OF DIRECTOR: J.S. SAWYER                         Mgmt          For                            For

1G     ELECTION OF DIRECTOR: M.D. SIEGAL                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: G. STOLIAR                          Mgmt          For                            For

1I     ELECTION OF DIRECTOR: D.C. TAYLOR                         Mgmt          For                            For

2.     APPROVAL, ON AN ADVISORY BASIS, OF OUR                    Mgmt          For                            For
       NAMED EXECUTIVE OFFICER COMPENSATION

3.     APPROVAL OF CLIFFS 2015 EQUITY & INCENTIVE                Mgmt          For                            For
       COMPENSATION PLAN

4.     APPROVAL OF CLIFFS 2015 EMPLOYEE STOCK                    Mgmt          For                            For
       PURCHASE PLAN

5.     THE RATIFICATION OF THE APPOINTMENT OF                    Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM OF CLIFFS
       TO SERVE FOR THE 2015 FISCAL YEAR



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Bond Portfolio II
By (Signature)       /s/ Kathleen C. Gaffney
Name                 Kathleen C. Gaffney
Title                President
Date                 08/06/2015